Other Liabilities	12 Months Ended
Dec. 31, 2020
Miscellaneous Current Liabilities [Abstract]
Other Liabilities
18	Other Liabilities

(in thousands)	December 31, 2020	December 31, 2019
Liabilities to employees	€24,248	€6,710
Other	4,379	780
Total	€28,627	€7,490
Total current	28,061	7,490
Total non-current	566	-